Cash and cash equivalents - Short-Term Deposits, Classified as Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosures Of Cash And Cash Equivalents [Line Items]
Principal	$ 313,107	$ 50,707
Short-term deposits, classified as cash equivalents	$ 322,500	$ 23,545
Short term deposit one
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.43%	0.39%
Principal	$ 1,000	$ 5,000
Interest accrued to-date	4	16
Short-term deposits, classified as cash equivalents	$ 1,004	$ 5,016
Short term deposit two
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.08%	0.28%
Principal	$ 5,300	$ 1,300
Interest accrued to-date	3	2
Short-term deposits, classified as cash equivalents	$ 5,303	$ 1,302
Short term deposit three
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.45%	0.80%
Principal	$ 500	$ 1,000
Interest accrued to-date	1	0
Short-term deposits, classified as cash equivalents	$ 501	$ 1,000
Short term deposit four
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.40%	0.27%
Principal	$ 1,000	$ 3,000
Interest accrued to-date	2	6
Short-term deposits, classified as cash equivalents	$ 1,002	$ 3,006
Short term deposit five
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.36%	0.54%
Principal	$ 500	$ 2,000
Interest accrued to-date	1	8
Short-term deposits, classified as cash equivalents	$ 501	$ 2,008
Short term deposit six
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.27%	0.45%
Principal	$ 2,000	$ 2,700
Interest accrued to-date	2	5
Short-term deposits, classified as cash equivalents	$ 2,002	$ 2,705
Short term deposit seven
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.34%	0.23%
Principal	$ 50,000	$ 2,200
Interest accrued to-date	39	4
Short-term deposits, classified as cash equivalents	$ 50,039	$ 2,204
Short term deposit eight
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.34%	0.16%
Principal	$ 50,000	$ 1,140
Interest accrued to-date	39	1
Short-term deposits, classified as cash equivalents	$ 50,039	$ 1,141
Short term deposit nine
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.46%	0.78%
Principal	$ 1,000	$ 700
Interest accrued to-date	3	2
Short-term deposits, classified as cash equivalents	$ 1,003	$ 702
Short term deposit ten
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.25%	0.70%
Principal	$ 500	$ 1,850
Interest accrued to-date	0	1
Short-term deposits, classified as cash equivalents	$ 500	$ 1,851
Short term deposit eleven
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.09%	1.02%
Principal	$ 4,500	$ 1,300
Interest accrued to-date	2	6
Short-term deposits, classified as cash equivalents	$ 4,502	$ 1,306
Short term deposit twelve
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.44%	0.77%
Principal	$ 99,452	$ 1,300
Interest accrued to-date	88	4
Short-term deposits, classified as cash equivalents	$ 99,540	1,304
Short term deposit thirteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.32%
Principal	$ 500
Interest accrued to-date	1
Short-term deposits, classified as cash equivalents	$ 501
Short term deposit fourteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.18%
Principal	$ 800
Interest accrued to-date	0
Short-term deposits, classified as cash equivalents	$ 800
Short term deposit fifteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.10%
Principal	$ 2,509
Interest accrued to-date	2
Short-term deposits, classified as cash equivalents	$ 2,511
Short term deposit sixteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.10%
Principal	$ 1,806
Interest accrued to-date	1
Short-term deposits, classified as cash equivalents	$ 1,807
Short term deposit seventeen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.10%
Principal	$ 1,505
Interest accrued to-date	0
Short-term deposits, classified as cash equivalents	$ 1,505
Short term deposit eighteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.45%
Principal	$ 99,352
Interest accrued to-date	88
Short-term deposits, classified as cash equivalents	99,440
Short-term deposits classified as cash equivalents
Disclosures Of Cash And Cash Equivalents [Line Items]
Principal	322,224	23,490
Interest accrued to-date	276	55
Short-term deposits, classified as cash equivalents	$ 322,500	$ 23,545